DESCRIPTION OF BUSINESS	9 Months Ended
Sep. 30, 2021
Description Of Business [Abstract]
DESCRIPTION OF BUSINESS

1.DESCRIPTION OF BUSINESS

Nature of Operations:

Titan Medical Inc.’s (“Titan” or the “Company”) business is in the research and development stage and is focused on the continued research and development of robotic assisted technologies for application in single access surgery, including the development of the EnosTM robotic single access surgical system (the “Enos system”). In the near term, the Company plans to continue efforts to complete product development and proceed to pre-clinical and confirmatory human studies and satisfaction of appropriate regulatory requirements. Upon receipt of regulatory approvals, the Company will transition from the research and development stage to the commercialization stage. The completion of the later stage will be subject to the Company receiving additional funding in the future.

The Company is incorporated in Ontario, Canada in accordance with the Business Corporations Act. The address of the Company’s corporate office and its principal place of business is Toronto, Canada.

On May 29, 2020, the Company established a wholly owned subsidiary, Titan Medical USA Inc. (“Titan USA” or “Subsidiary”), a corporation that is duly organized and existing under the laws of Delaware.

Basis of Presentation:

(a)Statement of Compliance

These unaudited condensed interim consolidated financial statements (the “Interim Financial Statements”) for the three months ended September 30, 2021, and September 30, 2020, have been prepared in accordance with International Accounting Standards 34 – Interim Financial Reporting (“IAS 34” or “IAS 34 – Interim Financial Reporting”). The unaudited condensed consolidated interim financial statements should be read in conjunction with the annual audited consolidated financial statements for the years ended December 31, 2020.

The Interim Financial Statements were authorized for issue by the Board of Directors on November 10, 2021.

(b)Basis of Presentation

The Company elected to present the warrant reserve previously included in share capital as a separate line item on the condensed interim consolidated statements of shareholders’ equity (deficit). The Company also elected to present expenses by function in the condensed interim consolidated statements of net and comprehensive loss. Certain comparative figures have been reclassified to conform with the current period presentation.

(c)Presentation Currency

These Interim Financial Statements are presented in United States dollars (“US”), which is the Company’s functional and presentation currency, and are rounded to the nearest thousands of dollars.

THIRD QUARTER 2021

 5

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended September 30, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

(d)Restricted Share Units

Pursuant to the Company’s share unit plan (“SU Plan”), the Company issued restricted share units (“RSU”) to certain employees and directors for the three months ended September, 2021. Under the SU Plan, each RSU, once vested, is exchangeable for one common share in the capital of the Company (each a “Common Share”).

(e)COVID-19

Since December 31, 2019, the outbreak of a novel strain of coronavirus, specifically identified as “COVID-19”, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, quarantine periods and social distancing protocol, along with the uncertainty around the disease itself, have caused material disruption to businesses globally, resulting in an economic slowdown. Global equity markets have experienced significant volatility. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods. Due to the uncertainty caused by the COVID-19 outbreak, the Company is experiencing a longer recruitment cycle for recruiting technical personnel, and travel restrictions have slowed its ability to select and qualify suppliers for certain of its products. Furthermore, contractors and suppliers engaged by the Company may also be impacted by COVID-19 and there is a risk they could fail to meet their obligations to the Company. The effects of these impediments on the Company’s ability to achieve its milestones, including the timeline for completion, is unknown at this time.